SUBSEQUENT EVENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Billions	Aug. 04, 2022	Jul. 06, 2022
CDK Global, Inc.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		25.00%
Consideration transferred		$ 8.5
CDK Global, Inc. | Brookfield Business Partners L.P. and Institutional Investors
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired		100.00%
Distribution
Disclosure of non-adjusting events after reporting period [line items]
Distributions declared (in dollars per share)	$ 0.0625